Variable Interest Entities Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents			$ 321	$ 749		$ 375	$ 1,357
Personal loans of consolidated VIEs			4,300	3,800
SpringCastle Portfolio			1,703	2,091
Allowance for finance receivable losses			224	180		426	259
Finance receivables held for sale			793	202
Restricted cash and cash equivalents			295	218
Other assets			281	475
Long-term debt			9,582	8,356
Other liabilities			216	259
Debt issuance cost	$ 32		29
New Accounting Pronouncement, Early Adoption, Effect
Variable Interest Entity [Line Items]
Debt issuance cost				29
Personal Loans
Variable Interest Entity [Line Items]
Allowance for finance receivable losses			173	130		94	67
Finance receivables held for sale					$ 608
SpringCastle Portfolio
Variable Interest Entity [Line Items]
Allowance for finance receivable losses			4	3		$ 0	$ 0
Consolidated VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents			7	52
Allowance for finance receivable losses			128	72
Finance receivables held for sale			435	0
Restricted cash and cash equivalents			282	210
Other assets			48	23
Long-term debt			5,513	3,630
Other liabilities			9	8
Consolidated VIEs | New Accounting Pronouncement, Early Adoption, Effect | Long-term Debt
Variable Interest Entity [Line Items]
Debt issuance cost		$ 14
Consolidated VIEs | Personal Loans
Variable Interest Entity [Line Items]
Personal loans of consolidated VIEs			3,621	1,853
Consolidated VIEs | SpringCastle Portfolio
Variable Interest Entity [Line Items]
SpringCastle Portfolio			$ 1,703	$ 2,091